Fair Value Measurements and Fair Value of Instruments - Summary of Carrying Values and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets	$ 5,230
Carrying Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets on the Consolidated Balance Sheets	432,604	38,618
Liabilities on the Consolidated Balance Sheets	5,230	4,820
Carrying Value | Cash and cash equivalents | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets on the Consolidated Balance Sheets	430,841	38,618
Carrying Value | Restricted Cash | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets on the Consolidated Balance Sheets	1,763
Carrying Value | Term loan | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets		4,820
Carrying Value | Earnout Payment | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets	5,230
Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets on the Consolidated Balance Sheets	432,604	38,618
Liabilities on the Consolidated Balance Sheets	5,230	4,913
Fair Value | Cash and cash equivalents | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets on the Consolidated Balance Sheets	430,841	38,618
Fair Value | Restricted Cash | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets on the Consolidated Balance Sheets	1,763
Fair Value | Term loan | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets		$ 4,913
Fair Value | Earnout Payment | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities on the Consolidated Balance Sheets	$ 5,230